Voyage expenses and vessel operating expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Voyage expenses:
Commissions	$ 6,922	$ 3,833	$ 3,534
Bunkers	715	5,366	7,218
Port expenses	74	2,246	1,819
Other	2,479	410	414
Total	10,190	11,855	12,985
Vessel operating expenses:
Crew costs and related costs	31,013	22,970	19,041
Insurance expense	5,029	3,436	2,774
Spares, repairs, maintenance and other expenses	7,706	5,360	3,541
Stores and lubricants	5,824	4,547	3,366
Management fees (Note 5)	9,142	6,385	5,214
Other operating expenses	3,123	2,778	1,389
Total	$ 61,837	$ 45,476	$ 35,325